Shareholder Report, Average Annual Return (Details) 193539_Themes Lithium - Battery Metal Miners ETF_TF_TSR Annual {TF}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Lithium & Battery Metal Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Themes Lithium & Battery Metal Miners ETF
Average Annual Return, Percent	59.29%	31.27%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent	18.59%	17.27%
BITA Global Lithium and Battery Metals Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BITA Global Lithium and Battery Metals Select Index
Average Annual Return, Percent	58.73%	31.32%